Non-financial Assets and Liabilities - Schedule of Deferred Consideration (Details) - USD ($)		9 Months Ended
	Sep. 14, 2018	Mar. 31, 2019
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Up-front milestone receivable recognized during the period	$ 20,000	$ 20,000,000
Amount recognized as revenue in the period	$ 10,000	(10,000,000)
Balance as of the end of the period		$ 10,000,000